NOTES PAYABLE (Notes Payable) (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012 Notes date September 15 and October 15, 2009 [Member]	Dec. 31, 2011 Notes date September 15 and October 15, 2009 [Member]	Oct. 15, 2009 Notes date September 15 and October 15, 2009 [Member]	Sep. 15, 2009 Notes date September 15 and October 15, 2009 [Member]	Sep. 30, 2012 Convertible Note dated March 31, 2011 [Member]	Dec. 31, 2011 Convertible Note dated March 31, 2011 [Member]	Mar. 31, 2011 Convertible Note dated March 31, 2011 [Member]	Sep. 30, 2012 Note dated January 25, 2011 [Member]	Dec. 31, 2011 Note dated January 25, 2011 [Member]	Jan. 25, 2011 Note dated January 25, 2011 [Member]	Sep. 30, 2012 Note dated March 30, 2011 [Member]	Dec. 31, 2011 Note dated March 30, 2011 [Member]	Mar. 30, 2011 Note dated March 30, 2011 [Member]	Sep. 30, 2012 Note dated March 22, 2012 and April 13, 2012 [Member]	Apr. 13, 2012 Note dated March 22, 2012 and April 13, 2012 [Member]	Mar. 22, 2012 Note dated March 22, 2012 and April 13, 2012 [Member]	Dec. 31, 2011 Note dated March 22, 2012 and April 13, 2012 [Member]	Sep. 30, 2012 Note dated June 20, 2012 [Member]	Jun. 30, 2012 Note dated June 20, 2012 [Member]	Dec. 31, 2011 Note dated June 20, 2012 [Member]
Debt Instrument [Line Items]
Notes payable	$ 623,000	$ 602,000			$ 25,000	$ 10,000	$ 15,000	$ 77,000	$ 87,000	$ 237,000	$ 140,000	$ 140,000	$ 140,000	$ 350,000	$ 350,000	$ 350,000	$ 50,000	$ 25,000	$ 25,000		$ 6,000	$ 6,000
Less long term portion of notes payable		(37,000)
Notes payable	$ 623,000	$ 400,000